                                                       -------------------------
                                                               OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0570
                                                       Expires:  August 31, 2011
                                                       Estimated average burden
                                                       hours per response:  18.9
                                                       -------------------------


================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number 811-21792
       ---------


                      AIM Core Allocation Portfolio Series
                     --------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/08
                          -------

================================================================================

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]               AIM CORE ALLOCATION PORTFOLIO SERIES
- SERVICE MARK -                 SERIES C AND SERIES M

                                 Annual Report to Shareholders o August 31, 2008

THE FUNDS ARE USED EXCLUSIVELY FOR SEPARATELY MANAGED ACCOUNTS (E.G. WRAP FEE OR CERTAIN OTHER PROGRAMS) ADVISED OR SUB-ADVISED BY INVESCO AIM ADVISORS, INC. (THE ADVISOR OR INVESCO AIM) OR ITS AFFILIATES FOR WHOM INVESCO AIM OR ITS AFFILIATES HAS A CORE FIXED INCOME MANDATE. THE FUNDS ARE DESIGNED TO BE A PORTION (ALTHOUGH NOT THE WHOLE) OF A CORE FIXED INCOME PORTFOLIO. INVESCO AIM HAS ENGAGED THE SERVICES OF INVESCO INSTITUTIONAL (N.A.), INC. (THE SUB-ADVISOR OR INVESCO) TO PROVIDE SUB-ADVISORY SERVICES TO THE FUNDS.

2    Letters to Shareholders
4    Performance Summary -- Series C
4    Management Discussion of Performance -- Series C
6    Performance Summary -- Series M
6    Management Discussion of Performance -- Series M
8    Long-term Fund Performance
10   Supplemental Information
11   Schedules of Investments
        Series C
        Series M
14   Financial Statements
18   Notes to Financial Statements
24   Financial Highlights
        Series C
        Series M
25   Auditors Report
26   Fund Expenses
27   Approval of Investment Advisory Agreement
31   Tax Information
32   Results of Proxy
33   Trustees and Officers

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Shareholder:

                         In previous reports, I've talked with you about short-term market volatility. I'd like to take this opportunity to update you on recent market developments and provide some perspective and encouragement to
        [TAYLOR          fellow long-term investors.
         PHOTO]
                         MARKET OVERVIEW
     Philip Taylor

                         About a year ago or so, we saw warning signs of increasing economic ills -- a weakening housing market, rising inflation and slowing job growth, among others. Nonetheless, U.S. equity markets were performing relatively well. But as the year progressed, the housing market deteriorated, energy prices rose, unemployment increased and the credit crunch grew more widespread.

                            In response, the U.S. Federal Reserve cut short-term interest rate targets to stimulate economic growth and expand market liquidity.(1) Congress and the president worked together to enact an economic stimulus plan, one facet of which was to provide more than 112 million taxpayers with $92 billion in tax rebates.(2) Historically, actions such as these have stimulated economic growth. Unfortunately, other factors were simultaneously at work behind the scenes, and the market began to reveal the strain of those factors.

HOW WE GOT HERE

The market stresses we saw over the past year were the result of years of lax lending associated with the recent housing boom.
Mortgage loans of questionable quality were bundled into hard-to-value securities that were sold to, and traded among, financial institutions. The value of those securities declined; more institutions sought to sell them and fewer institutions were willing to buy them. As a result, financial institutions' access to credit declined and the value of their holdings declined -- preventing normal trading among banks and other financial institutions.

   In October 2008, Congress enacted a plan, the Troubled Assets Relief Program, authorizing the U.S. Department of the Treasury to purchase up to $700 billion in troubled mortgage-related assets -- the largest and most direct effort to resolve a credit crisis in the last half century.

INVESTING IN A VOLATILE MARKET

Whether or not markets recover in the short term, the kind of volatility we've seen of late is a good reminder that in times of market uncertainty, it's wise to stay true to three timeless investing principles:

   o  INVEST FOR THE LONG TERM. Short-term fluctuations have always been a reality of the markets. I urge you to stick to your investment plan and stay focused on your long-term goals.

   o  DIVERSIFY. Although diversification doesn't eliminate the risk of loss or guarantee a profit, a careful selection of complementary asset classes may potentially cushion your portfolio against excessive volatility.

   o  STAY FULLY INVESTED. Trying to time the market is a gamble, not an investment strategy. A sound investment strategy includes viewing market volatility as a matter of course, not a reason to panic.

   That leads me to a fourth principle we believe may be critical to your success: Work with a trusted financial advisor. An experienced advisor who knows your goals and situation can be your most valuable asset, particularly during times of market volatility. Your advisor can provide guidance and can monitor your investments to ensure they're on course.

   Recent market volatility has been disconcerting for everyone. Remember, however, that many of history's significant buying opportunities were the result of short-term economic crises that, in their time, were considered unprecedented. I believe current market volatility and uncertainty may represent a buying opportunity for patient, long-term investors. Invesco Aim's portfolio managers are working diligently on your behalf to capitalize on this situation.

OUR NEW BRAND IDENTITY

While market conditions are obviously at the top of everyone's mind, there are some significant changes I want to share with you: We have a new name and a new brand -- Invesco Aim.

   Our parent company, Invesco Ltd., is one of the world's largest and most diversified global investment managers with $450 billion in assets under management as of August 31, 2008. Invesco has 5,300 employees in 13 investment centers worldwide serving clients in
100 countries. This provides you:

   o  Diversified investment strategies from distinct management teams around the globe.

   o  A range of investment products to help you achieve your financial goals.

   o  The peace of mind professional asset management and a diversified investment portfolio can provide.

   While our name may have changed, our commitment to putting shareholders first, helping clients achieve their investment goals and providing excellent customer service will never change.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   Thank you for your continued confidence, and we look forward to serving you.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim

October 20, 2008

(1)  U.S. Federal Reserve Board;

(2)  U.S. Department of the Treasury


2   AIM CORE ALLOCATION PORTFOLIO SERIES

                         Dear Fellow Shareholders:

                         As I write this letter, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the correction of excess is often painful, at least in the short term.
       [CROCKETT         Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment
         PHOTO]          discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                            We remain enthusiastic about the global reach and investment expertise that Invesco, a leading
     Bruce Crockett      independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of
                         Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the
                         Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and
a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as
Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

October 20, 2008

3   AIM CORE ALLOCATION PORTFOLIO SERIES

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE -- SERIES C

=======================================================================================
PERFORMANCE SUMMARY                                                                       into widespread financial stress, raising
                                                                                          concerns about the stability of banks and
The portfolio is a component of Invesco Full Discretion Core product, and therefore,      other financial institutions. Surging
has no benchmark index. The benchmark index for Invesco Full Discretion Core product is   demand for liquidity along with growing
the Lehman Brothers U.S. Aggregate Bond Index, which returned 5.86% for the fiscal year   concerns about counterparty risk led to a
ended August 31, 2008.(traiangle) For the same period, the portfolio returned 4.40%.      significant sell-off in the credit
The portfolio's exposure to investment-grade corporate bonds with an overweight           markets. Investors became more risk averse
position in the financial services sector was a major detractor from relative             and continued to seek the stability,
performance.                                                                              safety and liquidity of the U.S. Treasury
(triangle)Lipper Inc.                                                                     market. The result has been a rally in
=======================================================================================   U.S. Treasury security prices with a
                                                                                          significant decline in yields and a
HOW WE INVEST                                turnover than other funds. In an effort to   steeper yield curve during the period.(2)
                                             mitigate some of the effects of
The Series C portfolio is a component of     transactions on investors in the Full           In the process, credit spreads across
Invesco Full Discretion Core product,        Discretion Core product, we expect much of   all market segments widened significantly
which seeks to provide exposure to the       the trading to occur within the portfolio.   from the unusually low levels observed in
bond market in general and is held in                                                     early 2007. The financial sector has shown
separately managed accounts. The portfolio      We may sell or reduce our position in a   the most dramatic increase in credit
consists of securities that we believe can   security when:                               spreads due to the uncertainties about the
be more efficiently held through a mutual                                                 size and distribution of mortgage-related
fund for certain size accounts.              1  It reaches our valuation target           losses that will be realized at some
                                                                                          point.(2)
   Our objective is to achieve high total    2  A more attractive investment becomes
return, consistent with preservation of         available                                    Market volatility increased
capital. The portfolio can invest in a                                                    significantly after the close of the
variety of fixed-income instruments,         3  We want to reduce our exposure to a       Fund's fiscal year. To put some context
including U.S. and foreign corporate            certain segment of the market             around the recent financial events: The
bonds, U.S. and foreign government and                                                    markets have shown serious strain for more
agency bonds, high yield securities,         4  The fundamentals of a particular          than a year, largely the result of years
emerging markets debt; and mortgage and         security deteriorates                     of lax credit practices associated with
asset-backed securities.                                                                  the housing boom. Mortgage loans of
                                             MARKET CONDITIONS AND YOUR FUND              questionable quality were often bundled
   In selecting securities for the                                                        into hard-to-understand securities and
portfolio, we use both top-down and          Weakness in the housing market, sharply      sold to various financial institutions.
bottom-up analysis. Top-down analysis        higher energy and food prices, a widening    The complexity and obscure structure of
takes into account general market and        credit crunch and slowing consumer           these securities hid an Achilles' heel of
economic trends and their impact on the      spending were among the factors that         our financial system, creating a liquidity
various asset classes, while bottom-up       contributed to general economic weakness     crisis of historic severity. Now those
analysis involves an evaluation of           for much of the fiscal year.                 securities remain on the financial
securities on an individual basis. We also                                                institutions' balance sheets -- eroding
seek to own securities that are                 The U.S. Federal Reserve Board (the       capital, driving down profits and
attractively valued relative to the rest     Fed) moved aggressively throughout the       preventing normal trading among banks and
of the market.                               fiscal year to attempt to stimulate          other financial institutions due to the
                                             economic growth and enhance liquidity. In    participating financial institutions'
   Our investment team consists of           seven separate actions, the central bank     stability being in question. After the
specialists in three main areas:             lowered the federal funds target rate from   close of the fiscal year, this situation
investment decision-making, portfolio        5.25% to 2.00%.(1)                           came to a head as some of these
construction and risk management.                                                         institutions began running out of the
                                                Beginning in March 2008, the Fed          capital needed to operate their businesses
   In managing the portfolio, we can also    expanded its lending authority and           and found investors unwilling to supply
use derivatives, such as options, futures    increased liquidity to help stabilize        fresh capital. Compounding the problem is
contracts and other investment               financial markets. The central bank          growing concern over future economic
instruments, and leveraging, which           extended a line of credit to JPMorgan        prospects.
involves the borrowing of assets to          Chase to buy troubled investment bank Bear
potentially increase returns.                Stearns, and it created a new program to
                                             provide loans directly to large investment
   The portfolio may have a higher rate of   banks.

                                                During the period, concerns over losses
                                             on subprime mortgage loans escalated
==========================================   ==========================================   ==========================================
PORTFOLIO COMPOSITION                        TOP 10 FIXED INCOME ISSUERS*                 Total Net Assets              $6.2 million
Based on total investments                                                                Total Number of Holdings*       26
By investment type                           1. U.S. Treasury Notes                25.2%  ==========================================
                                             2. Federal National Mortgage
U.S. Dollar Denominated Bonds &                 Association                        18.6   The Fund's holdings are subject to change,
   Notes                              38.3%  3. Federal Home Loan Mortgage Corp.   14.6   and there is no assurance that the Fund
U.S. Government                              4. Xerox Corp.                         4.4   will continue to hold any particular
Mortgage-Backed Securities            26.8   5. Lazard Group                        3.5   security.
U.S. Treasury Securities              23.7   6. ERP Operating L.P.                  3.4
U.S. Government                              7. U.S. Treasury Bonds                 3.2   *  Excluding money market fund holdings.
Agency Securities                      0.8   8. Travelers Cos. Inc. (The)           2.9
Money Market Funds                    10.4   9. Wal-Mart Stores Inc.                2.9
==========================================   10. Goldman Sachs Group, Inc. (The)    2.9
                                             ==========================================


4   AIM CORE ALLOCATION PORTFOLIO SERIES

   To ensure the orderly functioning of      came under renewed down pressure,            flight-to-safety MBS underperformed U.S.
the credit markets and thereby preventing    reflecting worsening economic growth         Treasury securities.(2) In contrast to the
a more severe economic downturn, in early    expectations.(2) As a result, the            portfolio, the Lehman Brothers U.S.
October Congress enacted a $700 billion      portfolio's long duration positioning        Aggregate Bond Index is comprised of
rescue plan -- the Troubled Assets Relief    benefited relative and absolute              investment-grade corporate bonds,
Program. In addition, the Fed -- in          performance.(2)                              mortgage-backed and asset-backed
concert with other world banks -- lowered                                                 securities and government securities,
short-term interest rates from 2.0% to          Over the period, we positioned the        including U.S. Treasuries. Consequently,
1.5% on October 8, 2008.(1)                  portfolio for a steepening of the yield      while our exposure to MBS was beneficial
                                             curve. As long term bond yields fell by      for performance relative to the index, it
   During the fiscal year, we actively       less than short term rates, the yield        was negative for absolute returns.
managed duration focusing primarily on the   curve steepened, which benefited relative
longer end of the yield curve. Duration is   performance.(2)                                 We thank you for your investment in the
a measure of a bond's sensitivity to                                                      Series C portfolio.
interest rate changes. We mainly used           The portfolio maintained an overweight
five-, 10-, and 30-year U.S. Treasury        exposure to investment-grade corporate       (1)  U.S. Federal Reserve;
futures contracts to maintain a long         bonds. During the period, as credit
duration stance. In our view, gaining an     spreads widened considerably,                (2) Lehman Brothers Inc.
exposure to the U.S. Treasury market         investment-grade corporate bonds
through U.S. Treasury futures is a more      underperformed U.S. Treasury                 The views and opinions expressed in
effective way to employ the Fund's cash      securities.(2) While the portfolio           management's discussion of Fund
for duration management purposes versus      remained well-diver-sified across            performance are those of Invesco Aim
buying actual bonds.                         industries and issues, some of its           Advisors, Inc. These views and opinions
                                             holdings in the financial sector performed   are subject to change at any time based on
   Over the first few months of the          poorly. As a result, our corporate bond      factors such as market and economic
reporting period, problems associated with   strategy detracted from relative and         conditions. These views and opinions may
subprime lending and the Fed's aggressive    absolute returns.                            not be relied upon as investment advice or
interest rate cuts led to a decrease of                                                   recommendations, or as an offer for a
bond yields across the entire maturity          The portfolio maintained an underweight   particular security. The information is
spectrum with a larger drop of short term    position in mortgage-backed securities       not a complete analysis of every aspect of
yields.(2) During May and June bond yields   (MBS), primarily focusing on                 any market, country, industry, security or
increased slightly as investors became       current-coupon fixed-rate mortgage bonds.    the Fund. Statements of fact are from
concerned about rising inflation. However,   During this period the MBS market            sources considered reliable, but Invesco
by the end of this fiscal year yields        outperformed the broad fixed-income          Aim Advisors, Inc. makes no representation
                                             market, as represented by the Lehman         or warranty as to their completeness or
                                             Brothers U.S. Aggregate Bond Index.(2)       accuracy. Although historical performance
                                             However, driven by a general                 is no guarantee of future results, these
                                                                                          insights may help you understand our
                                                                                          investment management philosophy.

                                                                                          See important Fund and index disclosures
                                                                                          later in this report.

PRINCIPAL RISKS OF INVESTING IN SERIES C

o  The Fund may engage in active and            ing of the issuer's securities and may       on its obligation, such that the Fund
   frequent trading of portfolio                lead to the issuer's inability to honor      is delayed or prevented from completing
   securities to achieve its investment         its contractual obligations, including       the transaction.
   objective. If a fund does trade in this      making timely payment of interest and
   way, it may incur increased costs,           principal.                                o  Foreign securities have additional
   which can lower the actual return of                                                      risks, including exchange rate changes,
   the fund. Active trading may also         o  The Fund is subject to                       political and economic upheaval, the
   increase short term gains and losses,        currency/exchange rate risk because it       relative lack of information,
   which may affect taxes that must be          may buy or sell currencies other than        relatively low market liquidity, and
   paid.                                        the U.S. dollar.                             the potential lack of strict financial
                                                                                             and accounting controls and standards.
o  Since a large percentage of the Fund's    o  The Fund may use enhanced investment
   assets may be invested in securities of      techniques such as derivatives. The          Lower rated securities may be more
   a limited number of companies, each          principal risk of derivatives is that        susceptible to real or perceived
   investment has a greater effect on the       the fluctuations in their value may not      adverse economic and competitive
   Fund's overall performance, and any          correlate perfectly with the overall         industry conditions, and may be less
   change in the value of those securities      securities markets. Derivatives are          liquid than higher grade securities.
   could significantly affect the value of      subject to counterparty risk--the risk       The loans in which the Fund may invest
   your investment in the Fund.                 that the other party will not complete       are typically noninvestment-grade and
                                                the transaction with the Fund.               involve a greater risk of default on
o  The value of convertible securities in                                                    interest and principal payments and of
   which the Fund invests may be affected    o  Investing in developing countries can        price changes due to the changes in the
   by market interest rates--the risk that      add additional risk, such as high rates      credit quality of the issuer.
   the issuer may default on interest or        of inflation or sharply devalued
   principal payments and the value of the      currencies against the U.S. dollar.       o  Interest rate risk refers to the risk
   underlying common stock into which           Transaction costs are often higher, and      that bond prices generally fall as
   these securities may be converted may        there may be delays in settlement            interest rates rise; conversely, bond
   decline as a result.                         procedures.                                  prices generally rise as interest rates
                                                                                             fall.
o  Credit risk is the risk of loss on an     o  Dollar-roll transactions involve the
   investment due to the deterioration of       risk that the market value of             o  Leveraging entails risks such as
   an issuer's financial health. Such a         securities to be purchased by the Fund       magnifying changes in the value of the
   deterioration of financial health may        may decline below the price at which         portfolio's securities.
   result in a reduction of the credit          the Fund is obligated to repurchase the
   rat-                                         securities or that the other party may    continued on page 8
                                                default


5  AIM CORE ALLOCATION PORTFOLIO SERIES

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE -- SERIES M

=======================================================================================
PERFORMANCE SUMMARY                                                                       it created a new program to provide loans
                                                                                          directly to large investment banks.(1)
The portfolio is a component of Invesco Full Discretion Core product, and therefore,
has no benchmark index. The benchmark index for Invesco Full Discretion Core product is      During the period, concerns over losses
the Lehman Brothers U.S. Aggregate Bond Index, which returned 5.86% for the fiscal year   on subprime mortgage loans escalated into
ended August 31, 2008.(triangle) For the same period, the portfolio returned 0.62%. The   widespread financial stress, raising
portfolio's exposure to mortgage-related pools negatively affected absolute and           concerns about the stability of banks and
relative performance due to financial market turmoil and broad-based weakness in the      other financial institutions. Surging
housing market.                                                                           demand for liquidity along with growing
                                                                                          concerns about counterparty risk led to a
(triangle)Lipper Inc.                                                                     significant sell-off in the credit
=======================================================================================   markets. Investors became more risk averse
                                                                                          and continued to seek the stability,
HOW WE INVEST                                   The portfolio may have a higher rate of   safety and liquidity of the U.S. Treasury
                                             turnover than other funds. In an effort to   market. The result has been a rally in
The Series M portfolio is a component of     mitigate some of the effects of              U.S. Treasury security prices with a
Invesco Full Discretion Core product,        transactions on investors in the Full        significant decline in yields and a
which seeks to provide exposure to the       Discretion Core product, we expect much of   steeper yield curve during the period.(2)
bond market in general and is held in        the trading to occur within the portfolio.
separately managed accounts.                                                                 In the process, credit spreads across
The portfolio consists of securities            We may sell or reduce our position in a   all market segments widened significantly
that we believe can be more                  security when:                               from the unusually low levels observed in
efficiently held through a mutual                                                         early 2007. The financial sector has shown
fund for certain size accounts.              1  It reaches our valuation target           the most dramatic increase in credit
                                                                                          spreads due to the uncertainties about the
   Our objective is to achieve high total    2  A more attractive investment becomes      size and distribution of mortgage-related
return, consistent with preservation of         available                                 losses that will be realized at some
capital. The portfolio can invest in a                                                    point.(2)
variety of fixed-income instruments,         3  We want to reduce our exposure to a
including mortgage and asset-backed             certain segment of the market                Market volatility increased
securities; bank certificates of deposit;                                                 significantly after the close of the
U.S. government and agency bonds and state   4  The fundamentals of a particular          portfolio's fiscal year. To put some
and local government bonds.                     security deteriorates                     context around the recent financial
                                                                                          events: The markets have shown serious
   In selecting securities for the           MARKET CONDITIONS AND YOUR FUND              strain for more than a year, largely the
portfolio, we use both top-down and                                                       result of years of lax credit practices
bottom-up analysis. Top-down analysis        Weakness in the housing market, sharply      associated with the housing boom. Mortgage
takes into account general market and        higher energy and food prices, a widening    loans of questionable quality were often
economic trends and their impact on the      credit crunch and slowing consumer           bundled into hard-to-understand securities
various asset classes, while bottom-up       spending were among the factors that         and sold to various financial
analysis involves an evaluation of           contributed to general economic weakness     institutions. The complexity and obscure
securities on an individual basis. We also   for much of the fiscal year.                 structure of these securities hid an
seek to own securities that are                                                           Achilles' heel of our financial system,
attractively valued relative to the rest        The U.S. Federal Reserve Board (the       creating a liquidity crisis of historic
of the market.                               Fed) moved aggressively throughout the       severity. Now those securities remain on
                                             fiscal year to attempt to stimulate          the financial institutions' balance sheets
   Our investment team consists of           economic growth and enhance liquidity. In    -- eroding capital, driving down profits
specialists in three main areas:             seven separate actions, the central bank     and preventing normal trading among banks
investment decision-making, portfolio        lowered the federal funds target rate from   and other financial institutions due to
construction and risk management.            5.25% to 2.00%.(1)                           the participating financial institutions'
                                                                                          stability being
   In managing the portfolio, we can also       Beginning in March 2008, the Fed
use derivatives, such as options, futures    expanded its lending authority and
contracts and other investment               increased liquidity to help stabilize
instruments, and leveraging, which           financial markets. The central bank
involves the borrowing of assets to          extended a line of credit to JPMorgan
potentially increase returns.                Chase to buy troubled investment bank Bear
                                             Stearns, and


==========================================
PORTFOLIO COMPOSITION
Based on total investments
By investment type

U.S. Government                              ==========================================   ==========================================
Mortgage-Backed Securities            50.9%  TOP 10 FIXED INCOME ISSUERS*                 Total Net Assets              $6.0 million
Asset-Backed Securities               43.3                                                Total Number of Holdings*               19
U.S. Treasury Securities               3.6   1. Federal National Mortgage                 ==========================================
U.S. Government                                 Association                        63.6%
Agency Securities                      0.6   2. Freddie Mac REMICS                 16.3   The Fund's holdings are subject to change,
Money Market Funds                     1.6   3. Fannie Mae REMICS                  10.0   and there is no assurance that the Fund
==========================================   4. JP Morgan Mortgage Trust            9.3   will continue to hold any particular
                                             5. Federal Home Loan Mortgage Corp.    8.4   security.
                                             6. LB-UBS Commercial Mortgage Trust    6.9
                                             7. Wells Fargo                               *  Excluding money market fund holdings.
                                                Mortgage Backed Securities Trust    5.3
                                             8. U.S. Treasury Bonds                 5.0
                                             9. CS First Boston
                                                Mortgage Securities Corp.           4.7
                                             10. Structured Adjustable Rate
                                                 Mortgage Loan Trust                4.1
                                             ==========================================


6  AIM CORE ALLOCATION PORTFOLIO SERIES

in question. After the close of the fiscal   flight-to-safety, MBS underperformed U.S.    ripple effects, negatively affecting
year, this situation came to a head as       Treasury securities.(2) In contrast to the   values, including values of
some of these institutions began running     portfolio, the Lehman Brothers U.S.          mortgage-backed securities. Consequently,
out of the capital needed to operate their   Aggregate Bond Index is comprised of         the portfolio's exposure to the MBS market
businesses and found investors unwilling     investment-grade corporate bonds,            through mortgage dollar rolls was negative
to supply fresh capital. Compounding the     mortgage-backed and asset-backed             for relative and absolute performance.
problem is growing concern over future       securities and government securities,
economic prospects.                          including U.S. Treasuries.(2)                   In addition, we maintained a small
                                             Consequently, while our exposure to MBS      exposure to commercial mortgage-backed
   To ensure the orderly functioning of      was beneficial for performance relative to   securities (CMBS). During this period, the
the credit markets and thereby preventing    certain segments of the index, it was        CMBS market exhibited higher levels of
a more severe economic downturn, in early    negative for absolute returns.               volatility and detracted from the
October Congress enacted a $700 billion                                                   portfolio's performance.
rescue plan - the Troubled Assets Relief        We also used mortgage dollar roll
Program. In addition, the Fed - in           transactions to increase our exposure to        We thank you for your investment in the
concert with other world banks - lowered     the MBS market and to take advantage of      Series M portfolio.
short-term interest rates from 2.0% to       market opportunities to enhance current
1.5% on October 8, 2008.(1)                  income. In mortgage dollar roll              (1)  U.S. Federal Reserve;
                                             transactions, we sell a mortgage-backed
   During the fiscal year, the majority of   security and simultaneously agree to later   (2) Lehman Brothers Inc.
the portfolio's holdings included            repurchase another mortgage-backed
mortgage-backed securities (MBS). We         security with the same interest rate and     The views and opinions expressed in
continued to favor current- and higher       maturity date. While giving up the right     management's discussion of Fund
coupon mortgage pools for their attractive   to receive interest and principal payments   performance are those of Invesco Aim
yields and relatively small prepayment       on the security we sold, the portfolio may   Advisors Inc. These views and opinions are
risk by historical standards. Prepayment     benefit from the income earned on            subject to change at any time based on
risk was lower due to the generally slow     investing the proceeds of the sale.          factors such as market and economic
U.S. housing market, higher mortgage rates   However, the portfolio may lose money if     conditions. These views and opinions may
and tight underwriting standards             these types of securities decline in         not be relied upon as investment advice or
instituted by mortgage originators.          value, due to market conditions or           recommendations, or as an offer for a
                                             prepayments of the underlying mortgages.     particular security. The information is
   Over this period, the MBS market          During the fiscal year, the on-going         not a complete analysis of every aspect of
outperformed most of the segments of the     turmoil in the credit markets and further    any market, country, industry, security or
fixed-income market, found in the Lehman     weakness in the housing market have          the Fund. Statements of fact are from
Brothers U.S. Aggregate Bond Index.(2)       generated material                           sources considered reliable, but Invesco
However, driven by a general                                                              Aim Advisors, Inc. makes no representation
                                                                                          or warranty as to their completeness or
                                                                                          accuracy. Although historical performance
                                                                                          is no guarantee of future results, these
                                                                                          insights may help you understand our
                                                                                          investment management philosophy.

                                                                                          See important Fund and index disclosures
                                                                                          later in this report.

PRINCIPAL RISKS OF INVESTING IN SERIES M

o  Since a large percentage of the Fund's       be purchased by the Fund may decline      o  The prices of securities held by the
   assets may be invested in securities of      below the price at which the Fund is         Fund may decline in response to market
   a limited number of companies, each          obligated to repurchase the securities       risks.
   investment has a greater effect on the       or that the other party may default on
   Fund's overall performance, and any          its obligation, such that the Fund is     o  The Fund may invest in mortgage- and
   change in the value of those securities      delayed or prevented from completing         asset-backed securities. These
   could significantly affect the value of      the transaction.                             securities are subject to prepayment or
   your investment in the Fund.                                                              call risk, which is the risk that
                                             o  Lower rated securities may be more           payments from the borrower may be
o  Credit risk is the risk of loss on an        susceptible to real or perceived             received earlier or later than expected
   investment due to the deterioration of       adverse economic and competitive             due to changes in the rate at which the
   an issuer's financial health. Such a         industry conditions, and may be less         underlying loans are prepaid.
   deterioration of financial health may        liquid than higher grade securities.
   result in a reduction of the credit          The loans in which the Fund may invest    o  The value of, payment of interest on,
   rating of the issuer's securities and        are typically noninvestment-grade and        repayment of principal for and the
   may lead to the issuer's inability to        involve a greater risk of default on         ability of the Fund to sell a municipal
   honor its contractual obligations,           interest and principal payments and of       security may be affected by
   including making timely payment of           price changes due to the changes in the      constitutional amendments, legislative
   interest and principal.                      credit quality of the issuer.                enactments, executive orders,
                                                                                             administrative regulations, voter
o  The Fund may use enhanced investment      o  Interest rate risk refers to the risk        initiatives and the economics of the
   techniques such as derivatives. The          that bond prices generally fall as           regions in which the issuers in which
   principal risk of derivatives is that        interest rates rise; conversely, bond        the Fund invests are located.
   the fluctuations in their value may not      prices generally rise as interest rates
   correlate perfectly with the overall         fall.                                     o  Nondiversification increases the risk
   securities markets. Derivatives are                                                       that the value of the Fund's shares may
   subject to counterparty risk-the risk     o  Leveraging entails risks such as             vary more widely, and the Fund may be
   that the other party will not complete       magnifying changes in the value of the       subject to greater investment and
   the transaction with the Fund.               portfolio's securities.                      credit risk than if the Fund invested
                                                                                             more broadly.
o  Dollar-roll transactions involve the      o  There is no guarantee that the
   risk that the market value of                investment techniques and risk analyses   o  Reinvestment risk is the risk that a
   securities to                                used by the Fund's portfolio managers        bond's cash flows will be reinvested
                                                will produce the desired results.

                                                                                          continued on page 9


7   AIM CORE ALLOCATION PORTFOLIO SERIES

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            not pay expenses directly. Index results     a market index does not. Performance shown
comparable future results.                   include reinvested dividends, but they do    in the chart and table(s) does not reflect
                                             not reflect sales charges. Performance of    deduction of taxes a shareholder would pay
   The data shown in the chart include       an index of funds reflects fund expenses     on Fund distributions or sale of Fund
reinvested distributions. There are no       and management fees; performance of          shares.
Fund expenses included because the Funds
do

continued from page 5

o  There is no guarantee that the               tional amendments, legislative               Fund may experience delays in selling
   investment techniques and risk analyses      enactments, executive orders,                the securities underlying the
   used by the Fund's portfolio managers        administrative regulations, voter            repurchase agreement.
   will produce the desired results.            initiatives and the economics of the
                                                regions in which the issuers in which     o  The Fund may invest in obligatio issued
o  The prices of securities held by the         the Fund invests are located.                by agencies and instrumentalities of
   Fund may decline in response to market                                                    the U.S. government that may vary in
   risks.                                    o  Nondiversification increases the risk        the level of support they receive from
                                                that the value of the Fund's shares may      the U.S. government. The U.S.
o  The Fund may invest in mortgage- and         vary more widely, and the Fund may be        government may choose not to provide
   asset-backed securities. These               subject to greater investment and            financial support to U.S.
   securities are subject to prepayment or      credit risk than if the Fund invested        government-sponsored agencies or
   call risk, which is the risk that            more broadly.                                instrumentalities if it is not legally
   payments from the borrower may be                                                         obligated to do so. In this case, if
   received earlier or later than expected   o  Reinvestment risk is the risk that a         the issuer defaulted, the underlying
   due to changes in the rate at which the      bond's cash flows will be reinvested at      fund holding securities of such issuer
   underlying loans are prepaid.                an interest rate below that on the           might not be able to recover its
                                                original bond.                               investment from the U.S. government.
o  The value of, payment of interest on,
   repayment of principal for and the        o  If the seller of a repurchase agreement
   ability of the Fund to sell a municipal      in which the Fund invests defaults on
   security may be affected by                  its obligation or declares bankruptcy,
   constitu-                                    the


8   AIM CORE ALLOCATION PORTFOLIO SERIES

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT -- SERIES C AND M
Fund data from 12/30/05, index data from 12/31/05

                        AIM              AIM
                  Core Allocation   Core Allocation   Lehman Brothers
                     Portfolio-        Portfolio-      U.S. Aggregate
Date              Series C Shares   Series M Shares    Bond Index(1)

12/30/05               $10000            $10000           $10000
   12/05                10002             10002            10000
    1/06                 9949              9899            10001
    2/06                10025              9940            10034
    3/06                 9949              9905             9935
    4/06                 9880              9920             9917
    5/06                 9783              9905             9907
    6/06                 9742              9869             9928
    7/06                 9940              9997            10062
    8/06                10058             10177            10216
    9/06                10188             10285            10306
   10/06                10318             10321            10374
   11/06                10516             10461            10494
   12/06                10427             10381            10433
    1/07                10477             10376            10429
    2/07                10711             10524            10590
    3/07                10695             10583            10590
    4/07                10750             10564            10647
    5/07                10634             10492            10567
    6/07                10585             10449            10535
    7/07                10632             10485            10623
    8/07                10787             10615            10753
    9/07                10897             10726            10835
   10/07                11078             10806            10932
   11/07                11227             10874            11129
   12/07                11242             10929            11160
    1/08                11437             11095            11348
    2/08                11575             11053            11363
    3/08                11592             11079            11402
    4/08                11471             10941            11378
    5/08                11346             11009            11295
    6/08                11257             10919            11286
    7/08                11166             10737            11277
    8/08                11262             10680            11384
====================================================================================================================================

1  Lipper Inc.

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                    THE FUNDS ARE USED EXCLUSIVELY FOR
As of 8/31/08                                As of 6/30/08, the most recent calendar      SEPARATELY MANAGED ACCOUNTS ADVISED OR
                                             quarter-end                                  SUB-ADVISED BY INVESCO AIM ADVISORS, INC.
SERIES C                                                                                  OR ITS AFFILIATES FOR WHOM INVESCO AIM OR
Inception (12/30/05)                  4.56%  SERIES C                                     ITS AFFILIATES HAS A CORE FIXED INCOME
   1 Year                             4.40   Inception (12/30/05)                  4.86%  MANDATE. THE FUNDS ARE DESIGNED TO BE A
                                                1 Year                             6.37   PORTION OF A CORE FIXED INCOME PORTFOLIO.
SERIES M                                                                                  YOU CANNOT PURCHASE SHARES OF THE FUND
Inception (12/30/05)                  2.50%  SERIES M                                     DIRECTLY.
   1 Year                             0.62   Inception (12/30/05)                  3.57%
                                                1 Year                             4.48      PERFORMANCE FIGURES GIVEN REPRESENT THE
==========================================   ==========================================   FUNDS AND ARE NOT INTENDED TO REFLECT
                                                                                          ACTUAL SEPARATELY MANAGED ACCOUNT VALUES.
THE PERFORMANCE DATA QUOTED REPRESENT PAST      THE NET ANNUAL FUND OPERATING EXPENSE     THEY DO NOT REFLECT CHARGES ASSESSED IN
PERFORMANCE AND CANNOT GUARANTEE             RATIO SET FORTH IN THE MOST RECENT FUND      CONNECTION WITH A SEPARATELY MANAGED
COMPARABLE FUTURE RESULTS; CURRENT           PROSPECTUS AS OF THE DATE OF THIS REPORT     ACCOUNT. CHARGES, EXPENSES AND FEES, WHICH
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   FOR SERIES C AND SERIES M WAS 0.01% AND      ARE DETERMINED BY THE SEPARATELY MANAGED
CONTACT YOUR SEPARATELY MANAGED ACCOUNT      0.01%, RESPECTIVELY.(1) THE TOTAL ANNUAL     ACCOUNT ISSUER, WILL VARY AND WILL LOWER
ISSUER OR FINANCIAL ADVISOR FOR THE MOST     FUND OPERATING EXPENSE RATIO SET FORTH IN    THE TOTAL RETURN.
RECENT MONTH-END PERFORMANCE. PERFORMANCE    THE MOST RECENT FUND PROSPECTUS AS OF THE
FIGURES REFLECT FUND EXPENSES, REINVESTED    DATE OF THIS REPORT FOR SERIES C AND         (1) Invesco Aim has agreed to pay all
DISTRIBUTIONS AND CHANGES IN NET ASSET       SERIES M WAS 0.24% AND 0.24%,                   operating expenses, except for trading
VALUE. INVESTMENT RETURN AND PRINCIPAL       RESPECTIVELY. THE EXPENSE RATIOS PRESENTED      related costs and extraordinary items.
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    ABOVE MAY VARY FROM THE EXPENSE RATIOS
A GAIN OR LOSS WHEN YOU SELL SHARES.         PRESENTED IN OTHER SECTIONS OF THIS REPORT
                                             THAT ARE BASED ON EXPENSES INCURRED DURING
                                             THE PERIOD COVERED BY THIS REPORT.

continued from page 7

   at an interest rate below that on the        the underlying fund holding securities
   original bond.                               of such issuer might not be able to
                                                recover its investment from the U.S.
o  If the seller of a repurchase agreement      government.
   in which the Fund invests defaults on
   its obligation or declares bankruptcy,
   the Fund may experience delays in
   selling the securities underlying the
   repurchase agreement.

o  The Fund may invest in obligations
   issued by agencies and
   instrumentalities of the U.S.
   government that may vary in the level
   of support they receive from the U.S.
   government. The U.S. government may
   choose not to provide financial support
   to U.S. government-sponsored agencies
   or instrumentalities if it is not
   legally obligated to do so. In this
   case, if the issuer defaulted,


9   AIM CORE ALLOCATION PORTFOLIO SERIES

AIM CORE ALLOCATION PORTFOLIO SERIES SERIES C'S AND M'S FINANCIAL OBJECTIVE IS HIGH TOTAL RETURN, CONSISTENT WITH PRESERVATION OF
CAPITAL.

o  Unless otherwise stated, information presented in this report is as of August 31, 2008, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT INDEXES USED IN THIS REPORT               the net asset values for shareholder                    JENNIFER GILMORE
                                                transactions and the returns based on                   Chartered Financial Analyst
o  The LEHMAN BROTHERS U.S. AGGREGATE BOND      those net asset values may differ from       [GILMORE   and portfolio manager has
   INDEX covers U.S. investment-grade           the net asset values and returns              PHOTO]    been responsible for the
   fixed-rate bonds with components for         reported in the Financial Highlights.                   Funds since March 2007. Ms.
   government and corporate securities,         Additionally, the returns and net asset                 Gilmore began her investment
   mortgage pass-throughs, and                  values shown throughout this report are   career in 1998 and joined Invesco in 1999.
   asset-backed securities.                     at the fund level only and do not         She earned a B.A. in finance from
                                                include variable product issuer           Transylvania University and an M.B.A.
o  The Fund is not managed to track the         charges. If such charges were included,   from Rollins College.
   performance of any particular index,         the total returns would be lower.
   including the indexes defined here, and                                                              BRIAN NORRIS
   consequently, the performance of the      o  Industry classifications used in this                   Chartered Financial Analyst
   Fund may deviate significantly from the      report are generally according to the        [NORRIS    and portfolio Manager has
   performance of the indexes.                  Global Industry Classification                PHOTO]    been responsible for the
                                                Standard, which was developed by and is                 Funds since March 2007. Mr.
o  A direct investment cannot be made in        the exclusive property and a service                    Norris began his investment
   an index. Unless otherwise indicated,        mark of Morgan Stanley Capital            career in 1999 and joined Invesco in 2001.
   index results include reinvested             International Inc. and Standard &         He earned a B.S. in business
   dividends, and they do not reflect           Poor's.                                   administration with a major in finance
   sales charges. Performance of an index                                                 from the University of Louisville.
   of funds reflects fund expenses;          o  The Chartered Financial Analyst(R)
   performance of a market index does not.      (CFA(R)) designation is a globally
                                                recognized standard for measuring the
OTHER INFORMATION                               competence and integrity of investment
                                                professionals.
o  The returns shown in management's
   discussion of Fund performance are
   based on net asset values calculated
   for shareholder transactions. Generally
   accepted accounting principles require
   adjustments to be made to the net
   assets of the Fund at period end for
   financial reporting purposes, and as
   such,

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE


10   AIM CORE ALLOCATION PORTFOLIO SERIES

SCHEDULE OF INVESTMENTS(a)

August 31, 2008

SERIES C





                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

BONDS & NOTES-45.96%(b)

ELECTRIC UTILITIES-1.59%

Exelon Generation Co. LLC, Sr. Unsec. Notes,
  6.20%, 10/01/17                                    $  100,000    $    98,336
==============================================================================


HYPERMARKETS & SUPER CENTERS-2.89%

Wal-Mart Stores Inc., Sr. Unsec. Notes, 6.20%,
  04/15/38                                              180,000        178,693
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-5.54%

AT&T Inc., Sr. Unsec. Unsub. Global Notes, 6.30%,
  01/15/38                                              100,000         94,957
------------------------------------------------------------------------------
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd.
  Unsub. Global Notes, 6.42%, 06/20/16                  150,000        152,009
------------------------------------------------------------------------------
Verizon Communications Inc., Sr. Unsec. Notes,
  5.50%, 02/15/18                                       100,000         95,752
==============================================================================
                                                                       342,718
==============================================================================


INVESTMENT BANKING & BROKERAGE-5.88%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global
  Notes, 6.15%, 04/01/18                                185,000        177,539
------------------------------------------------------------------------------
Merrill Lynch & Co Inc., Sr. Unsec. Medium-Term
  Notes, 6.88%, 04/25/18                                100,000         92,999
------------------------------------------------------------------------------
Morgan Stanley-Series F, Sr. Unsec. Medium-Term
  Global Notes, 6.63%, 04/01/18                         100,000         93,153
==============================================================================
                                                                       363,691
==============================================================================


MANAGED HEALTH CARE-2.08%

UnitedHealth Group Inc., Sr. Unsec. Notes, 6.88%,
  02/15/38                                              140,000        128,925
==============================================================================


MULTI-LINE INSURANCE-1.81%

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub.
  Bonds, 7.80%, 03/15/37(c)                             150,000        112,239
==============================================================================


OFFICE ELECTRONICS-4.37%

Xerox Corp., Sr. Unsec. Notes, 6.35%, 05/15/18          280,000        270,201
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-5.11%

Citigroup Inc., Sr. Unsec. Unsub. Global Notes,
  5.85%, 07/02/13                                       100,000         99,122
------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global Notes, 6.85%,
  06/15/17                                              250,000        217,204
==============================================================================
                                                                       316,326
==============================================================================


PACKAGED FOODS & MEATS-2.54%

Kraft Foods Inc., Sr. Unsec. Notes, 6.13%,
  08/23/18                                              160,000        157,422
==============================================================================


PHARMACEUTICALS-2.45%

GlaxoSmithKline Capital Inc. (United Kingdom), Sr.
  Unsec. Gtd. Notes, 4.85%, 05/15/13                    150,000        151,301
==============================================================================


PROPERTY & CASUALTY INSURANCE-4.66%

Chubb Corp. (The)-Series 1, Sr. Notes, 6.50%,
  05/15/38                                              110,000        105,878
------------------------------------------------------------------------------
Travelers Cos. Inc. (The), Sr. Unsec. Notes,
  5.80%, 05/15/18                                       190,000        182,525
==============================================================================
                                                                       288,403
==============================================================================


RESIDENTIAL REIT'S-3.40%

ERP Operating L.P., Sr. Unsec. Unsub. Notes,
  5.13%, 03/15/16                                       240,000        210,219
==============================================================================


SOVEREIGN DEBT-2.45%

United Mexican States (Mexico), Sr. Unsec. Global
  Notes, 5.63%, 01/15/17                                150,000        151,845
==============================================================================


THRIFTS & MORTGAGE FINANCE-1.19%

Countrywide Financial Corp., Unsec. Gtd. Unsub.
  Medium-Term Global Notes, 5.80%, 06/07/12              80,000         73,700
==============================================================================
     Total Bonds & Notes (Cost $3,001,711)                           2,844,019
==============================================================================



U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES-32.18%(b)

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-13.61%

Pass Through Ctfs., TBA, 6.50%, 09/01/38(d)             820,000        842,422
==============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-18.57%

Pass Through Ctfs., 6.00%, 09/01/36                     658,729        668,106
------------------------------------------------------------------------------
Pass Through Ctfs., TBA, 5.00%, 09/01/38(d)             500,000        480,703
==============================================================================
                                                                     1,148,809
==============================================================================
     Total U.S. Government Mortgage-Backed
       Securities (Cost $1,996,727)                                  1,991,231
==============================================================================



U.S. TREASURY SECURITIES-28.51%(b)

U.S. TREASURY NOTES-25.25%

2.75%, 07/31/10                                       1,550,000      1,562,594
==============================================================================


U.S. TREASURY BONDS-3.26%

4.50%, 02/15/36                                         200,000        201,794
==============================================================================
     Total U.S. Treasury Securities (Cost
       $1,757,564)                                                   1,764,388
==============================================================================



U.S. GOVERNMENT AGENCY SECURITIES-0.96%(b)

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.96%

Sr. Unsec. Disc. Notes, 2.30%
  11/14/08(e)(f) (Cost $59,708)                          60,000         59,694
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM CORE ALLOCATION PORTFOLIO SERIES

                                                       SHARES         VALUE
------------------------------------------------------------------------------

MONEY MARKET FUNDS-12.48%

Liquid Assets Portfolio-Institutional Class(g)(h)       385,968    $   385,968
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)(h)             385,968        385,968
==============================================================================
     Total Money Market Funds (Cost $771,936)                          771,936
==============================================================================
TOTAL INVESTMENTS-120.09% (Cost $7,587,646)                          7,431,268
==============================================================================
OTHER ASSETS LESS LIABILITIES-(20.09)%                              (1,243,289)
==============================================================================
NET ASSETS-100.00%                                                 $ 6,187,979
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Jr.     - Junior
REIT    - Real Estate Investment Trust
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at August 31, 2008 was $6,659,314, which represented 107.62% of the Fund's Net Assets. See Note 1A.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2008 represented 1.81% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid at August 31, 2008.
(d) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(e) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 5.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1D.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM CORE ALLOCATION PORTFOLIO SERIES

SCHEDULE OF INVESTMENTS(a)

August 31, 2008

SERIES M




                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES-71.06%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-7.74%

Pass Through Ctfs., TBA, 5.50%, 09/01/38(b)(c)       $  475,000    $   468,362
==============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-63.32%

Pass Through Ctfs.,
  5.50%, 11/01/34-02/01/35(b)                           793,341        787,044
------------------------------------------------------------------------------
  5.00%, 02/01/35(b)                                    413,201        399,418
------------------------------------------------------------------------------
  6.00%, 09/01/36(b)                                    658,729        668,106
------------------------------------------------------------------------------
Pass Through Ctfs., TBA, 5.50%, 09/01/38(b)(c)        2,000,000      1,975,312
==============================================================================
                                                                     3,829,880
==============================================================================
     Total U.S. Government Mortgage-Backed
       Securities (Cost $4,250,232)                                  4,298,242
==============================================================================



ASSET-BACKED SECURITIES-60.52%(b)

COLLATERALIZED MORTGAGE OBLIGATIONS-60.52%

Bear Stearns Commercial Mortgage Securities-Series
  2007-T28, Class AM, Floating Rate, 5.84%,
  09/11/42(d)                                           250,000        212,000
------------------------------------------------------------------------------
Commercial Mortgage Pass Through Ctfs.-Series
  2006-C7, Class A4, Floating Rate Pass Through
  Ctfs., 5.96%, 06/10/46(d)                              25,000         23,556
------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.-Series
  2004-C5, Class A2, 4.18%, 11/15/37                    286,869        284,231
------------------------------------------------------------------------------
Fannie Mae REMICs-Series 2006-123, Class BO, Pass
  Through Ctfs., 0.92%, 01/25/37(e)                     788,703        606,423
------------------------------------------------------------------------------
Freddie Mac REMICs,
  Series 2405, Class PE, 6.00%, 01/15/17                488,647        509,591
------------------------------------------------------------------------------
  Series 2425, Class JH, 6.00%, 03/15/17                455,971        473,645
------------------------------------------------------------------------------
JP Morgan Mortgage Trust, Series 2006-A3, Class
  2A3, Floating Rate, 5.63%, 05/25/36(d)                750,000        564,956
------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust-Series 2007-C1,
  Class AM, 5.46%, 02/15/40                             500,000        418,072
------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust,
  Series 2004-1, Class 3A1, Floating Rate, 6.86%,
  02/25/34(d)                                           176,985        150,926
------------------------------------------------------------------------------
  Series 2004-6, Class 1A, 5.20%, 06/25/34(d)           103,198         96,999
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
  Trust-Series 2005-AR12, Class 2A6, Floating
  Rate, 4.32%, 07/25/35(d)                              353,251        320,174
==============================================================================
     Total Asset-Backed Securities (Cost
       $3,987,498)                                                   3,660,573
==============================================================================



U.S. TREASURY BONDS-5.01%(b)

4.50%, 02/15/36 (Cost $290,056)                         300,000        302,719
==============================================================================



U.S. GOVERNMENT AGENCY SECURITIES-0.90%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.66%

Sr. Unsec. Disc. Notes, 2.30%, 11/14/08(b)(f)            40,000         39,796
==============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.24%

Sr. Unsec. Disc. Notes, 2.13%, 11/28/08(b)(f)(g)         15,000         14,909
==============================================================================
     Total U.S. Government Agency Securities (Cost
       $54,726)                                                         54,705
==============================================================================


                                                       SHARES

MONEY MARKET FUNDS-2.19%

Liquid Assets Portfolio-Institutional Class(h)(i)        66,334         66,334
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)(i)              66,334         66,334
==============================================================================
     Total Money Market Funds (Cost $132,668)                          132,668
==============================================================================
TOTAL INVESTMENTS-139.68% (Cost $8,715,180)                          8,448,907
==============================================================================
OTHER ASSETS LESS LIABILITIES-(39.68)%                              (2,400,025)
==============================================================================
NET ASSETS-100.00%                                                 $ 6,048,882
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
REMICs  - Real Estate Mortgage Investment Conduits
Sr.     - Senior
TBA     - To Be Announced
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at August 31, 2008 was $8,316,272, which represented 137.48% of the Fund's Net Assets. See Note 1A.
(c) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(e) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 5.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.
(i) Security is considered a cash equivalent for the Statement of Cash Flows. See Note 1D.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM CORE ALLOCATION PORTFOLIO SERIES

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008



                                                                               SERIES C      SERIES M
---------------------------------------------------------------------------   ----------    ----------

ASSETS:

Investments, at value                                                         $6,659,332    $8,316,239
===========================================================================   ==========    ==========
Investments in affiliated money market funds                                     771,936       132,668
===========================================================================   ==========    ==========
     Total investments                                                         7,431,268     8,448,907
===========================================================================   ==========    ==========
Receivables for:
  Variation margin                                                                 1,830         5,344
---------------------------------------------------------------------------   ----------    ----------
  Dividends and Interest                                                          63,769        27,240
===========================================================================   ==========    ==========
     Total assets                                                              7,496,867     8,481,491
___________________________________________________________________________   __________    __________
===========================================================================   ==========    ==========


LIABILITIES:

Payables for:
  Investments purchased                                                        1,308,888     2,407,941
---------------------------------------------------------------------------   ----------    ----------
  Dividends                                                                           --        24,668
===========================================================================   ==========    ==========
     Total liabilities                                                         1,308,888     2,432,609
===========================================================================   ==========    ==========
Net assets applicable to shares outstanding                                   $6,187,979    $6,048,882
___________________________________________________________________________   __________    __________
===========================================================================   ==========    ==========


NET ASSETS CONSIST OF:

Shares of beneficial interest                                                 $6,309,529    $6,370,453
---------------------------------------------------------------------------   ----------    ----------
Undistributed net investment income                                               15,463         8,132
---------------------------------------------------------------------------   ----------    ----------
Undistributed net realized gain (loss)                                            34,165       (21,369)
---------------------------------------------------------------------------   ----------    ----------
Unrealized appreciation (depreciation)                                          (171,178)     (308,334)
===========================================================================   ==========    ==========
                                                                              $6,187,979    $6,048,882
___________________________________________________________________________   __________    __________
===========================================================================   ==========    ==========


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES AUTHORIZED:

Outstanding                                                                      645,039       648,345
---------------------------------------------------------------------------   ----------    ----------
Net asset value per share                                                     $     9.59    $     9.33
---------------------------------------------------------------------------   ----------    ----------
Cost of Investments                                                           $6,815,710    $8,582,512
---------------------------------------------------------------------------   ----------    ----------
Cost of Investments in affiliated money market funds                          $  771,936    $  132,668
===========================================================================   ==========    ==========
     Total Investments, at cost                                               $7,587,646    $8,715,180
___________________________________________________________________________   __________    __________
===========================================================================   ==========    ==========





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM CORE ALLOCATION PORTFOLIO SERIES

STATEMENT OF OPERATIONS

For the year ended August 31, 2008



                                                                               SERIES C     SERIES M
---------------------------------------------------------------------------   ---------    ---------

INVESTMENT INCOME:

Interest                                                                      $ 443,596    $ 415,829
---------------------------------------------------------------------------   ---------    ---------
Dividends from affiliated money market funds                                     20,823       19,463
===========================================================================   =========    =========
     Total investment income                                                    464,419      435,292
===========================================================================   =========    =========


EXPENSES:

Advisory fees                                                                    18,521       18,336
---------------------------------------------------------------------------   ---------    ---------
Less: Fees waived                                                               (18,521)     (18,336)
===========================================================================   =========    =========
Net investment income                                                           464,419      435,292
===========================================================================   =========    =========


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                          77,480       49,160
---------------------------------------------------------------------------   ---------    ---------
  Foreign currencies                                                                (94)          --
---------------------------------------------------------------------------   ---------    ---------
  Futures contracts                                                             177,158      (59,896)
===========================================================================   =========    =========
                                                                                254,544      (10,736)
===========================================================================   =========    =========
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                        (259,604)    (226,209)
---------------------------------------------------------------------------   ---------    ---------
  Futures contracts                                                               5,361      (38,681)
===========================================================================   =========    =========
                                                                               (254,243)    (264,890)
===========================================================================   =========    =========
Net realized and unrealized gain (loss)                                             301     (275,626)
===========================================================================   =========    =========
Net increase in net assets resulting from operations                          $ 464,720    $ 159,666
___________________________________________________________________________   _________    _________
===========================================================================   =========    =========




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM CORE ALLOCATION PORTFOLIO SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2008 and 2007



                                                                        SERIES C                      SERIES M
                                                               --------------------------    --------------------------
                                                                   2008           2007           2008           2007
------------------------------------------------------------   --------------------------    --------------------------

OPERATIONS:

  Net investment income                                        $   464,419    $   773,944    $   435,292    $   721,440
------------------------------------------------------------   --------------------------    --------------------------
  Net realized gain (loss)                                         254,544        278,083        (10,736)        68,098
------------------------------------------------------------   --------------------------    --------------------------
  Change in net unrealized appreciation (depreciation)            (254,243)       (70,973)      (264,890)      (201,408)
============================================================   ==========================    ==========================
     Net increase in net assets resulting from operations          464,720        981,054        159,666        588,130
============================================================   ==========================    ==========================
Distributions to shareholders from net investment income          (480,458)      (766,803)      (409,653)      (710,020)
============================================================   ==========================    ==========================
Distributions to shareholders from net realized gains              (86,377)            --             --             --
============================================================   ==========================    ==========================
Share transactions-net                                          (4,861,951)    (3,784,508)    (4,805,173)    (3,778,203)
============================================================   ==========================    ==========================
     Net increase (decrease) in net assets                      (4,964,066)    (3,570,257)    (5,055,160)    (3,900,093)
============================================================   ==========================    ==========================


NET ASSETS:

  Beginning of year                                             11,152,045     14,722,302     11,104,042     15,004,135
============================================================   ==========================    ==========================
  End of year*                                                 $ 6,187,979    $11,152,045    $ 6,048,882    $11,104,042
============================================================   ==========================    ==========================
  * Includes accumulated undistributed net investment income   $    15,463    $    47,284    $     8,132    $    18,075
____________________________________________________________   __________________________    __________________________
============================================================   ==========================    ==========================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM CORE ALLOCATION PORTFOLIO SERIES

STATEMENT OF CASH FLOWS

For the year ended August 31, 2008



                                                                               SERIES C        SERIES M
--------------------------------------------------------------------------   ------------    -----------

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations                       $    464,720    $   159,666
==========================================================================   ============    ===========


ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET ASSETS FROM RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:

  Purchases of investments                                                    (33,559,324)    (3,538,986)
--------------------------------------------------------------------------   ------------    -----------
  Net (purchases)/sales of short-term securities                                  104,302         49,312
--------------------------------------------------------------------------   ------------    -----------
  Net amortization of premium and (accretion of discount) on investment
     securities                                                                     8,484         (4,217)
--------------------------------------------------------------------------   ------------    -----------
  Proceeds from disposition of investment securities and principal
     payments                                                                  36,369,581      4,935,729
--------------------------------------------------------------------------   ------------    -----------
  Realized gain on investment securities                                          (77,480)       (49,160)
--------------------------------------------------------------------------   ------------    -----------
  Change in unrealized gain (loss) on investment securities                       259,604        226,209
--------------------------------------------------------------------------   ------------    -----------
  Increase (decrease) in variation margin receivable and payable                      975           (984)
--------------------------------------------------------------------------   ------------    -----------
  Decrease in dividends and interest receivables                                   65,482         27,573
==========================================================================   ============    ===========
     Net cash provided by operating activities                                  3,636,344      1,805,142
==========================================================================   ============    ===========


CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Net cash activity from dollar rolls                                           1,526,598      2,254,650
--------------------------------------------------------------------------   ------------    -----------
  Proceeds from shares of beneficial interest sold                                182,665        182,763
--------------------------------------------------------------------------   ------------    -----------
  Disbursements from shares of beneficial interest reacquired                  (5,066,071)    (5,008,410)
--------------------------------------------------------------------------   ------------    -----------
  Dividends paid to shareholders                                                 (561,288)      (426,541)
==========================================================================   ============    ===========
     Net cash provided by (used in) financing activities                       (3,918,096)    (2,997,538)
==========================================================================   ============    ===========
Net increase (decrease) in cash and cash equivalents                             (281,752)    (1,192,396)
==========================================================================   ============    ===========
Cash and cash equivalents at beginning of period                                1,053,688      1,325,064
==========================================================================   ============    ===========
Cash and cash equivalents at end of period                                   $    771,936    $   132,668
==========================================================================   ============    ===========


NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued for reinvestment of dividends               $      5,547    $     4,643
__________________________________________________________________________   ____________    ___________
==========================================================================   ============    ===========




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM CORE ALLOCATION PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS

August 31, 2008

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Allocation Portfolio Series (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios (each constituting a "Fund"). The Funds covered in this report are Series C and Series M (collectively, the "Funds"). Each Fund currently offers one class of shares and is authorized to issue an unlimited number of shares of beneficial interest. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  Each Fund is available exclusively through separately managed accounts, the investments of which are allocated principally to fixed income investments and that are advised or sub-advised by Invesco Aim Advisors, Inc. ("the Advisor" or "Invesco Aim") or its affiliates. Clients, who are indirect Fund shareholders and invest in these separately managed accounts, pay a wrap or similar management fee to participate in such accounts.

  Each Fund's investment objective is a high total return consistent with preservation of capital.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


18        AIM CORE ALLOCATION PORTFOLIO SERIES

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Each Fund may periodically participate in litigation related to Fund investments. As such, each Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of such Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Funds define Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

E. DISTRIBUTIONS -- Series C generally declares and pays dividends, if any, monthly. Series M generally declares dividends daily and pays dividends, if any, monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

F. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Funds may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, a Fund sells a mortgage-backed security held by the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Funds, the dollar roll transactions are accounted for as financing transactions in which the Funds receive compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Funds will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Funds exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Funds to acquire or sell TBA mortgage-backed securities from a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the Statement of Operations, if any.


19        AIM CORE ALLOCATION PORTFOLIO SERIES

        At the time the Funds enter into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Funds having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Funds may decline below the price of the securities that the Funds have sold but are obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds' use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to purchase the securities. The return earned by the Funds with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Funds may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Funds' overall interest rate exposure.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Each Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Funds may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Funds could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Funds may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the such Fund's basis in the contract. If such Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent each Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is such Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment management agreement with Invesco Aim pursuant to which Invesco Aim provides all management and advisory services necessary for the operation of each Fund. Invesco Aim benefits from the Funds being an investment option in wrap fee and certain other programs advised or sub-advised by Invesco Aim or its affiliates. Invesco Aim and/or its affiliates receive fees for advising or sub-advising such wrap programs. Under the terms of the investment management agreement, each Fund pays an advisory fee to the Advisor based on the annual rate equal to 0.23% of such Fund's average daily net assets. However, the Advisor has agreed irrevocably to waive all fees and pay all expenses incurred by the Funds in connection with their operations, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to the Trust or each Fund in connection with securities transactions to which the Trust or such Fund are a party or in connection with securities owned by the Trust or such Fund; (ii) costs, including interest expense, of borrowing money; and (iii) extraordinary items such as litigation costs authorized by the Board of Trustees.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Funds, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay an amount equal to 0.11% of net assets to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).


20        AIM CORE ALLOCATION PORTFOLIO SERIES

  Previously, under the terms of a master sub-advisory agreement between Invesco Aim and Invesco Institutional (N.A.), Inc., Invesco Aim paid Invesco 0.11% of each Fund's average daily net assets. This agreement terminated May 1, 2008.

  For the year ended August 31, 2008, the Advisor waived advisory fees and/or reimbursed expenses in the following amounts:

Series C                                                     $18,521
--------------------------------------------------------------------
Series M                                                      18,336
____________________________________________________________________
====================================================================




  The Trust has entered into a master administrative services agreement with Invesco Aim whereby Invesco Aim provides accounting, shareholder and other administrative services to each Fund. Invesco Aim does not charge the Funds any fees under the administrative services agreement. The Trust has also entered into a transfer agency and service agreement with Invesco Aim and Invesco Aim Investment Services, Inc. ("IAIS") whereby IAIS provides transfer agency and shareholder services to each Fund. The Funds are not charged any fees pursuant to such agreement.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for shares of each Fund. The Funds are not charged any fees pursuant to the distribution agreement with IADI.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--TRUSTEES' AND OFFICERS' FEES AND BENEFITS


Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco Aim and not by the Trust.

NOTE 4--CASH BALANCES

The Funds may borrow for leveraging in an amount up to 5% of each Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Funds are permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. The Funds may not purchase additional securities when any borrowings from banks exceeds 5% of each Fund's total assets.

NOTE 5--FUTURES CONTRACTS



SERIES C

                                           OPEN FUTURES CONTRACTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                     NUMBER OF            MONTH/               VALUE        APPRECIATION
CONTRACT                                             CONTRACTS          COMMITMENT           08/31/08      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                6        September-2008/Short     $  674,719        $(10,513)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                7         December-2008/Short        783,562          (1,989)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Bonds                              15        September-2008/Short      1,750,313          (2,298)
=========================================================================================================================
                                                                                            $3,208,594        $(14,800)
_________________________________________________________________________________________________________________________
=========================================================================================================================



SERIES M

                                           OPEN FUTURES CONTRACTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                     NUMBER OF            MONTH/               VALUE        APPRECIATION
CONTRACT                                             CONTRACTS          COMMITMENT           08/31/08      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                              9         September-2008/Short     $1,063,688        $(42,060)
_________________________________________________________________________________________________________________________
=========================================================================================================================





21        AIM CORE ALLOCATION PORTFOLIO SERIES

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2008 and 2007 was as follows:

                                                                      2008                                   2007
                                                  -------------------------------------------     --------------------------
                                                  ORDINARY       LONG-TERM          TOTAL         ORDINARY         TOTAL
                                                   INCOME      CAPITAL GAIN     DISTRIBUTIONS      INCOME      DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
Series C                                          $557,620        $9,215           $566,835       $766,803        $766,803
----------------------------------------------------------------------------------------------------------------------------
Series M                                           409,653            --            409,653        710,020         710,020
____________________________________________________________________________________________________________________________
============================================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of August 31, 2008, the components of net assets on a tax basis were as follows:

                                 NET UNREALIZED
                                  APPRECIATION                          POST-        SHARES OF
            UNDISTRIBUTED      (DEPRECIATION) --     CAPITAL LOSS      OCTOBER      BENEFICIAL      TOTAL NET
           ORDINARY INCOME        INVESTMENTS          CARRYOVER      DEFERRALS      INTEREST        ASSETS
-------------------------------------------------------------------------------------------------------------
Series C       $18,293             $(127,946)          $     --        $(11,897)    $6,309,529     $6,187,979
-------------------------------------------------------------------------------------------------------------
Series M         8,131              (248,065)           (68,177)        (13,460)     6,370,453      6,048,882
_____________________________________________________________________________________________________________
=============================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds net unrealized appreciation (depreciation) differences are attributable primarily to the realization for tax purposes of unrealized gains on futures contracts and dollar roll transactions.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Funds' limitations and utilizations of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes as follows:

                                                                                   CAPITAL LOSS
                                                                                   CARRYFORWARD
                                                                                     UTILIZED
-----------------------------------------------------------------------------------------------
Series C                                                                             $136,632
-----------------------------------------------------------------------------------------------
Series M                                                                               80,336
_______________________________________________________________________________________________
===============================================================================================




  Series M has a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                             AUGUST 31, 2014*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
Series M                                                          $64,010              $4,167          $68,177
______________________________________________________________________________________________________________
==============================================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

During the year ended August 31, 2008, purchases and sales of investments (excluding short-term investments) were as follows:

                                                      PURCHASES
                                                      (EXCLUDING      SALES (EXCLUDING      PURCHASES OF        SALES OF
                                                    U.S. TREASURY       U.S. TREASURY      U.S. TREASURY     U.S. TREASURY
                                                     SECURITIES)         SECURITIES)         SECURITIES        SECURITIES
--------------------------------------------------------------------------------------------------------------------------
Series C                                             $20,703,336        $(20,365,702)       $11,350,984       $(15,539,703)
--------------------------------------------------------------------------------------------------------------------------
Series M                                                 251,360          (3,675,842)         1,124,123         (1,284,951)
__________________________________________________________________________________________________________________________
==========================================================================================================================




  At August 31, 2008, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows

                                                                                                            NET UNREALIZED
                                                                         UNREALIZED        UNREALIZED        APPRECIATION
                                                   FEDERAL TAX COST     APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Series C                                              $7,559,214          $ 33,695          $(161,641)         $(127,946)
--------------------------------------------------------------------------------------------------------------------------
Series M                                               8,696,972           116,327           (364,392)          (248,065)
__________________________________________________________________________________________________________________________
==========================================================================================================================





22        AIM CORE ALLOCATION PORTFOLIO SERIES

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of dollar roll transactions, foreign currency transactions, paydowns and distributions for Series C, and paydowns and dollar roll transaction for Series M, on August 31, 2008, undistributed net investment income was decreased and undistributed net realized gain (loss) was increased by the amounts shown in the table below. These reclassifications had no effect on the net assets of each Fund.

                                                                  UNDISTRIBUTED NET       UNDISTRIBUTED NET
                                                                  INVESTMENT INCOME     REALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Series C                                                               $(15,782)               $15,782
------------------------------------------------------------------------------------------------------------
Series M                                                                (35,582)                35,582
____________________________________________________________________________________________________________
============================================================================================================



NOTE 9--SHARE INFORMATION



SERIES C

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                                -----------------------------------------------------
                                                                         2008(a)                       2007
                                                                ------------------------     ------------------------
                                                                 SHARES         AMOUNT        SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold                                                              18,348     $   182,665      114,035     $ 1,122,059
---------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                  564           5,547          431           4,251
---------------------------------------------------------------------------------------------------------------------
Reacquired                                                      (506,238)     (5,050,163)    (497,023)     (4,910,818)
=====================================================================================================================
                                                                (487,326)    $(4,861,951)    (382,557)    $(3,784,508)
_____________________________________________________________________________________________________________________
=====================================================================================================================



SERIES M

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                                -----------------------------------------------------
                                                                         2008(a)                       2007
                                                                ------------------------     ------------------------
                                                                 SHARES         AMOUNT        SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold                                                              18,674     $   182,763      114,455     $ 1,127,461
---------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                  476           4,643          466           4,589
---------------------------------------------------------------------------------------------------------------------
Reacquired                                                      (508,899)     (4,992,579)    (499,088)     (4,910,253)
=====================================================================================================================
                                                                (489,749)    $(4,805,173)    (384,167)    $(3,778,203)
_____________________________________________________________________________________________________________________
=====================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of each Fund that owns 100% of the outstanding shares of each Fund. IADI has an agreement with this entity to sell Fund shares. Each Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to each Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Funds' disclosures in the financial statements.


23        AIM CORE ALLOCATION PORTFOLIO SERIES

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                         INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS
                               -------------------------------------
                                             NET GAINS                      DISTRIBUTIONS
                                              (LOSSES)                -------------------------
                    NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                      VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                    BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                    OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
SERIES C
Year ended
  08/31/08            $ 9.85      $0.57(c)     $(0.14)       $0.43      $(0.59)       $(0.10)        $(0.69)       $9.59
Year ended
  08/31/07              9.72       0.57          0.12         0.69       (0.56)           --          (0.56)        9.85
Year ended
  08/31/06(e)          10.00       0.37         (0.32)(f)     0.05       (0.33)           --          (0.33)        9.72
--------------------------------------------------------------------------------------------------------------------------
SERIES M
Year ended
  08/31/08            $ 9.76      $0.53(c)     $(0.46)       $0.07      $(0.50)           --         $(0.50)       $9.33
Year ended
  08/31/07              9.86       0.53         (0.11)        0.42       (0.52)           --          (0.52)        9.76
Year ended
  08/31/06(e)          10.00       0.35         (0.18)        0.17       (0.31)           --          (0.31)        9.86
__________________________________________________________________________________________________________________________
==========================================================================================================================

                                                    RATIO OF         RATIO OF
                                                    EXPENSES         EXPENSES
                                                   TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                   NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                  NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                      TOTAL      END OF PERIOD   AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                    RETURN(a)   (000S OMITTED)   REIMBURSEMENTS   REIMBURSEMENTS    NET ASSETS   TURNOVER(b)
------------------------------------------------------------------------------------------------------------
SERIES C
Year ended
  08/31/08             4.40%        $ 6,188           0.00%(d)         0.23%(d)        5.77%(d)      437%
Year ended
  08/31/07             7.25          11,152           0.00             0.23            5.78          420
Year ended
  08/31/06(e)          0.58(g)       14,722           0.00(h)          0.23(h)         5.89(h)       482
------------------------------------------------------------------------------------------------------------
SERIES M
Year ended
  08/31/08             0.62%        $ 6,049           0.00%(d)         0.23%(d)        5.46%(d)       19%
Year ended
  08/31/07             4.30          11,104           0.00             0.23            5.36           46
Year ended
  08/31/06(e)          1.77          15,004           0.00(h)          0.23(h)         5.62(h)       295
____________________________________________________________________________________________________________
============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a wrap product, which if included would reduce total returns.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable
(c)  Calculated using average shares outstanding.
(d) Ratios are based on average daily net assets (000's omitted) of $8,053 and $7,972 for Series C and Series M, respectively.
(e)  Commencement date of December 30, 2005
(f) Net gains (losses) on securities (both realized and unrealized) includes net gain from investment error of $0.05.
(g)  Total return includes net gain from investment error of 0.07%
(h)  Annualized.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation described above may have on Invesco Aim, IADI or the Fund.


24        AIM CORE ALLOCATION PORTFOLIO SERIES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of AIM Core Allocation Portfolio Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Series C and Series M (the two portfolios constituting AIM Core Allocation Portfolio Series, hereafter referred to as the "Funds") at August 31, 2008, the results of each of their operations and each of their cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 30, 2005 (commencement of operations) through August 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2008
Houston, Texas




25        AIM CORE ALLOCATION PORTFOLIO SERIES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Funds, you incur ongoing costs, including management fees, and other Fund expenses, if any. However, Invesco Aim Advisors, Inc. (Invesco Aim), the Funds' advisor, has agreed to irrevocably waive all fees and pay all operating expenses, except extraordinary expenses, incurred by the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008, through August 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (03/01/08)   (08/31/08)(1)   PERIOD(2)     (08/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series C        $1,000.00       $972.80        $0.00       $1,025.14       $0.00        0.00%
---------------------------------------------------------------------------------------------------
    Series M         1,000.00        966.30         0.00        1,025.14        0.00        0.00
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of each Fund for the period March 1, 2008, through August 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year. Invesco Aim has agreed to irrevocably waive all fees and pay all operating expenses, except extraordinary expenses, incurred by each Fund.


26        AIM CORE ALLOCATION PORTFOLIO SERIES

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     of the performance, fees and expenses of     not identify any particular factor that
Core Allocation Portfolio Series (the        their assigned funds. During the contract    was controlling. Each Trustee may have
Trust) is required under the Investment      renewal process, the Trustees receive        evaluated the information provided
Company Act of 1940 to approve annually      comparative performance and fee data         differently from one another and
the renewal of each series portfolio of      regarding the AIM Funds (excluding the       attributed different weight to the various
the Trust's (each, a Fund) investment        Funds) prepared by an independent company,   factors. The Trustees recognized that the
advisory agreement with Invesco Aim          Lipper, Inc. (Lipper), under the direction   advisory arrangements and resulting
Advisors, Inc. (Invesco Aim). During         and supervision of the independent Senior    advisory fees for each Fund and the other
contract renewal meetings held on June       Officer who also prepares a separate         AIM Funds are the result of years of
18-19, 2008, the Board as a whole and the    analysis of this information for the         review and negotiation between the
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      Trustees and Invesco Aim, that the
voting separately, approved the              recommendations to the Investments           Trustees may focus to a greater extent on
continuance of each Fund's investment        Committee regarding the performance, fees    certain aspects of these arrangements in
advisory agreement for another year,         and expenses of their assigned funds. The    some years than in others, and that the
effective July 1, 2008. In doing so, the     Investments Committee considers each         Trustees' deliberations and conclusions in
Board determined that each Fund's            Sub-Committee's recommendations and makes    a particular year may be based in part on
investment advisory agreement is in the      its own recommendations regarding the        their deliberations and conclusions of
best interests of the Fund and its           performance, fees and expenses of the AIM    these same arrangements throughout the
shareholders and that the compensation to    Funds to the full Board. The Investments     year and in prior years.
Invesco Aim under each Fund's investment     Committee also considers each
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             its annual recommendation to the Board       INDEPENDENT WRITTEN FEE EVALUATION
   The independent Trustees met separately   whether to approve the continuance of each
during their evaluation of each Fund's       AIM Fund's investment advisory agreement     The discussion below serves as a summary
investment advisory agreement with           and sub-advisory agreements for another      of the Senior Officer's independent
independent legal counsel from whom they     year.                                        written evaluation with respect to each
received independent legal advice, and the                                                Fund's investment advisory agreement as
independent Trustees also received              The independent Trustees are assisted     well as a discussion of the material
assistance during their deliberations from   in their annual evaluation of each Fund's    factors and related conclusions that
the independent Senior Officer, a            investment advisory agreement by the         formed the basis for the Board's approval
full-time officer of the AIM Funds who       independent Senior Officer. One              of each Fund's investment advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreement and sub-advisory agreements.
Trustees.                                    manage the process by which the AIM Funds'   Unless otherwise stated, information set
                                             proposed management fees are negotiated      forth below is as of June 19, 2008 and
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   does not reflect any changes that may have
                                             to ensure that they are negotiated in a      occurred since that date, including but
The Board's Investments Committee has        manner that is at arms' length and           not limited to changes to a Fund's
established three Sub-Committees that are    reasonable. Accordingly, the Senior          performance, advisory fees, expense
responsible for overseeing the management    Officer must either supervise a              limitations and/or fee waivers.
of a number of the series portfolios of      competitive bidding process or prepare an
the AIM Funds. This SubCommittee structure   independent written evaluation. The Senior   I. Investment Advisory Agreement
permits the Trustees to focus on the         Officer has recommended that an
performance of the AIM Funds that have       independent written evaluation be provided      A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    and, at the direction of the Board, has            Services Provided by Invesco Aim
meet throughout the year to review the       prepared an independent written
performance of their assigned funds, and     evaluation.                                  The Board reviewed the advisory services
the Sub-Committees review monthly and                                                     provided to each Fund by Invesco Aim under
quarterly comparative performance               During the annual contract renewal        the Fund's investment advisory agreement,
information and periodic asset flow data     process, the Board considered the factors    the performance of Invesco Aim in
for their assigned funds. These materials    discussed below under the heading "Factors   providing these services, and the
are prepared under the direction and         and Conclusions and Summary of Independent   credentials and experience of the officers
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    and employees of Invesco Aim who provide
Officer. Over the course of each year, the   fairness and reasonableness of each Fund's   these services. The Board's review of the
Sub-Committees meet with portfolio           investment advisory agreement and            qualifications of Invesco Aim to provide
managers for their assigned funds and        sub-advisory agreements at the contract      these services included the Board's
other members of management and review       renewal meetings and at their meetings       consideration of Invesco Aim's portfolio
with these individuals the performance,      throughout the year as part of their         and product review process, various back
investment objective(s), policies,           ongoing oversight of such Fund. Each         office support functions provided by
strategies and limitations of these funds.   Fund's investment advisory agreement and     Invesco Aim and its affiliates, and
                                             sub-advisory agreements were considered      Invesco Aim's equity and fixed income
   In addition to their meetings             separately, although the Board also          trading operations. The Board concluded
throughout the year, the Sub-Committees      considered the common interests of all of    that the nature, extent and quality of the
meet at designated contract renewal          the AIM Funds in their deliberations. The    advisory services provided to each Fund by
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim were appropriate and that
review                                       provided to them and did                     Invesco Aim currently is providing
                                                                                          satisfactory advisory services in
                                                                                          accordance with the terms of each Fund's
                                                                                          investment advisory

                                                                                                                           continued


27   AIM CORE ALLOCATION PORTFOLIO SERIES

agreement. In addition, based on their       Fund performance through the most recent        The Board concluded that each Fund's
ongoing meetings throughout the year with    calendar year, the Board also reviewed       contractual advisory fee rate was fair and
each Fund's portfolio manager or managers,   more recent Fund performance and this        reasonable.
the Board concluded that these individuals   review did not change their conclusions.
are competent and able to continue to                                                        D. Economies of Scale and Breakpoints
carry out their responsibilities under       SERIES M
each Fund's investment advisory agreement.                                                The Board considered the extent to which
                                                The Board noted that the Fund recently    there are economies of scale in Invesco
   In determining whether to continue each   began operations and that only two           Aim's provision of advisory services to
Fund's investment advisory agreement, the    calendar years of comparative performance    each Fund. The Board also considered
Board considered the prior relationship      data was available. The Board compared the   whether each Fund benefits from such
between Invesco Aim and the Fund, as well    Fund's performance to the performance of     economies of scale through contractual
as the Board's knowledge of Invesco Aim's    funds in the Fund's performance group that   breakpoints in each Fund's advisory fee
operations, and concluded that it was        are not managed by Invesco Aim, and          schedule or through advisory fee waivers
beneficial to maintain the current           against the performance of all funds in      or expense limitations. The Board noted
relationship, in part, because of such       the Lehman Mortgage Index. The Board also    that Invesco Aim has irrevocably agreed to
knowledge. The Board also considered the     reviewed the criteria used by Invesco Aim    waive all advisory fees of each Fund. The
steps that Invesco Aim and its affiliates    to identify the funds in the Fund's          Board considered the irrevocable nature of
have taken over the last several years to    performance group. The Board noted that      this fee waiver. Based on this review, the
improve the quality and efficiency of the    the Fund's performance was below the         Board concluded that it was not necessary
services they provide to the AIM Funds in    median performance of funds in its           to add breakpoints to each Fund's advisory
the areas of investment performance,         performance group for the one and two year   fee schedule.
product line diversification,                periods. The Board noted that the Fund's
distribution, fund operations, shareholder   performance was below the performance of     E. Profitability and Financial Resources
services and compliance. The Board           the Index for the one and two year           of Invesco Aim
concluded that the quality and efficiency    periods. The Board also considered the
of the services Invesco Aim and its          steps Invesco Aim has taken over the last    The Board reviewed information from
affiliates provide to the AIM Funds in       several years to improve the quality and     Invesco Aim concerning the costs of the
each of these areas generally have           efficiency of the services that Invesco      advisory and other services that Invesco
improved, and support the Board's approval   Aim provides to the AIM Funds. The Board     Aim and its affiliates provide to each
of the continuance of each Fund's            concluded that Invesco Aim continues to be   Fund and the profitability of Invesco Aim
investment advisory agreement.               responsive to the Board's focus on fund      and its affiliates in providing these
                                             performance. The Board also reviewed more    services. The Board also reviewed
   B. Fund Performance                       recent Fund performance and this review      information concerning the financial
                                             did not change their conclusions.            condition of Invesco Aim and its
SERIES C                                                                                  affiliates. The Board also reviewed with
                                                C. Advisory Fees and Fee Waivers The      Invesco Aim the methodology used to
   The Board noted that the Fund recently    Board reviewed each Fund's contractual       prepare the profit-ability information.
began operations and that only two           advisory fee rate. The Board noted that      The Board considered the overall
calendar years of comparative performance    Invesco Aim has irrevocably agreed to        profitability of Invesco Aim, as well as
data was available. The Board compared the   waive all advisory fees of each Fund. The    the profitability of Invesco Aim in
Fund's performance to the performance of     Board considered the irrevocable nature of   connection with managing each Fund. The
funds in the Fund's performance group that   this fee waiver and noted that it cannot     Board noted that Invesco Aim continues to
are not managed by Invesco Aim, and          be terminated without shareholder            operate at a net profit, although
against the performance of all funds in      approval. The Board noted that the Fund's    increased expenses in recent years have
the Lehman US Credit Index. The Board also   effective fee rate (the advisory fee after   reduced the profitability of Invesco Aim
reviewed the criteria used by Invesco Aim    any advisory fee waivers and before any      and its affiliates. The Board concluded
to identify the funds in the Fund's          expense limitations/waivers) is zero,        that each Fund's fees were fair and
performance group. The Board noted that      after taking account of this fee waiver.     reasonable, and that the level of profits
the Fund's performance was above the         The Board also noted the "all-in" nature     realized by Invesco Aim and its affiliates
median performance of funds in its           of each Fund's waiver, whereby Invesco       from providing services to each Fund was
performance group for the one and two year   Aim pays all of each Fund's ordinary         not excessive in light of the nature,
periods. The Board noted that the Fund's     operating expenses. The Board noted that     quality and extent of the services
performance was above the performance of     Invesco Aim benefits from each Fund being    provided. The Board considered whether
the Index for the one and two year           an investment option in wrap fee and         Invesco Aim is financially sound and has
periods. The Board also considered the       certain other programs advised or            the resources necessary to perform its
steps Invesco Aim has taken over the last    sub-advised by Invesco Aim or its            obligations under the Funds' investment
several years to improve the quality and     affiliates. Because Invesco Aim has          advisory agreement, and concluded that
efficiency of the services that Invesco      irrevocably agreed to waive all advisory     Invesco Aim has the financial resources
Aim provides to the AIM Funds. The Board     fees of each Fund, the Board did not         necessary to fulfill these obligations.
concluded that Invesco Aim continues to be   compare the advisory fee to other mutual
responsive to the Board's focus on fund      funds or other clients with investment       F. Independent Written Evaluation of the
performance. Although the independent        strategies comparable to those of each       Fund's Senior Officer
written evaluation of the Fund's Senior      Fund.
Officer only considered                                                                   The Board noted that, at their
                                                                                          direction, the Senior Officer of the
                                                                                          Funds, who is independent of Invesco Aim
                                                                                          and Invesco Aim's affiliates, had prepared
                                                                                          an inde-

28   AIM CORE ALLOCATION PORTFOLIO SERIES                                                                                  continued

pendent written evaluation to assist the     II. Sub-Advisory Agreements                  above the median performance of funds
Board in determining the reasonableness of                                                continued in its performance group for the
the proposed management fees of the AIM         A. Nature, Extent and Quality of          one and two year periods. The Board noted
Funds, including the Funds. The Board              Services Provided by Affiliated        that the Fund's performance was above the
noted that they had relied upon the Senior         Sub-Advisers                           performance of the Index for the one and
Officer's written evaluation instead of a                                                 two year periods. The Board also
competitive bidding process. In                 The Board reviewed the services to be     considered the steps Invesco Aim has taken
determining whether to continue each         provided by Invesco Trimark Ltd., Invesco    over the last several years to improve the
Fund's investment advisory agreement, the    Asset Management Deutschland, GmbH,          quality and efficiency of the services
Board considered the Senior Officer's        Invesco Asset Management Limited, Invesco    that Invesco Aim provides to the AIM
written evaluation.                          Asset Management (Japan) Limited, Invesco    Funds. The Board concluded that Invesco
                                             Australia Limited, Invesco Global Asset      Aim continues to be responsive to the
G. Collateral Benefits to Invesco Aim and    Management (N.A.), Inc., Invesco Hong Kong   Board's focus on fund performance. The
   its Affiliates                            Limited, Invesco Institutional (N.A.),       Board also reviewed more recent Fund
                                             Inc. and Invesco Senior Secured              performance and this review did not change
The Board considered various other           Management, Inc. (collectively, the          their conclusions.
benefits received by Invesco Aim and its     "Affiliated Sub-Advisers") under the
affiliates resulting from Invesco Aim's      sub-advisory agreements and the              SERIES M
relationship with the Funds, including the   credentials and experience of the officers
fees received by Invesco Aim and its         and employees of the Affiliated                 The Board did view Fund performance as
affiliates for their provision of            Sub-Advisers who will provide these          a relevant factor in considering whether
administrative, transfer agency and          services. The Board concluded that the       to approved the sub-advisory agreements
distribution services to the Funds. The      nature, extent and quality of the services   for the Fund, as one of the Affiliated
Board considered the performance of          to be provided by the Affiliated             Sub-Advisers currently manages the Fund's
Invesco Aim and its affiliates in            Sub-Advisers were appropriate. The Board     assets. The Board noted that the Fund
providing these services and the             noted that the Affiliated Sub-Advisers,      recently began operations and that only
organizational structure employed by         which have offices and personnel that are    two calendar years of comparative
Invesco Aim and its affiliates to provide    geographically dispersed in financial        performance data was available. The Board
these services. The Board also considered    centers around the world, have been formed   compared the Fund's performance to the
that these services are provided to each     in part for the purpose of researching and   performance of funds in the Fund's
Fund pursuant to written contracts which     compiling information and making             performance group that are not managed by
are reviewed and approved on an annual       recommendations on the markets and           Invesco Aim, and against the performance
basis by the Board. The Board concluded      economies of various countries and           of all funds in the Lehman Mortgage Index.
that Invesco Aim and its affiliates were     securities of companies located in such      The Board also reviewed the criteria used
providing these services in a satisfactory   countries or on various types of             by Invesco Aim to identify the funds in
manner and in accordance with the terms of   investments and investment techniques, and   the Fund's performance group. The Board
their contracts, and were qualified to       providing investment advisory services.      noted that the Fund's performance was
continue to provide these services to each   The Board concluded that the sub-advisory    below the median performance of funds in
Fund.                                        agreements will benefit each Fund and its    its performance group for the one and two
                                             shareholders by permitting Invesco Aim to    year periods. The Board noted that the
   The Board considered the benefits         utilize the additional resources and         Fund's performance was below the
realized by Invesco Aim as a result of       talent of the Affiliated Sub-Advisers in     performance of the Index for the one and
portfolio brokerage transactions executed    managing the Fund.                           two year periods. The Board noted that the
through "soft dollar" arrangements. Under                                                 Fund's performance was below the
these arrangements, portfolio brokerage         B. Fund Performance                       performance of the index for the one and
commissions paid by the Funds and/or other                                                two year periods. The Board also
funds advised by Invesco Aim are used to     SERIES C                                     considered the steps Invesco Aim has taken
pay for research and execution services.                                                  over the last several years to improve the
The Board noted that soft dollar                The Board did view Fund performance as    quality and efficiency of the services
arrangements shift the payment obligation    a relevant factor in considering whether     that Invesco Aim provides to the AIM
for the research and execution services      to approved the sub-advisory agreements      Funds. The Board concluded that Invesco
from Invesco Aim to the funds and            for the Fund, as one of the Affiliated       Aim continues to be responsive to the
therefore may reduce Invesco Aim's           Sub-Advisers currently manages the Fund's    Board's focus on fund performance. The
expenses. The Board also noted that          assets. The Board noted that the Fund        Board also reviewed more recent Fund
research obtained through soft dollar        recently began operations and that only      performance and this review did not change
arrangements may be used by Invesco Aim in   two calendar years of comparative            their conclusions.
making investment decisions for each Fund    performance data was available. The Board
and may therefore benefit Fund               compared the Fund's performance to the       C. Sub-Advisory Fees
shareholders. The Board concluded that       performance of funds in the Fund's
Invesco Aim's soft dollar arrangements       performance group that are not managed by    The Board considered the services to be
were appropriate. The Board also concluded   Invesco Aim, and against the performance     provided by the Affiliated Sub-Advisers
that, based on their review and              of all funds in the Lehman US Credit         pursuant to the sub-advisory agreements
representations made by Invesco Aim, these   Index. The Board also reviewed the           and the services to be provided by Invesco
arrangements were consistent with            criteria used by Invesco Aim to identify     Aim pursuant to each Fund's investment
regulatory requirements.                     the funds in the Fund's performance group.   advisory agreement, as well as the
                                             The Board noted that the Fund's              allocation fees between Invesco Aim and
                                             performance was                              the Affiliated Sub-Advisers pursuant to
                                                                                          the sub-advisory agreements.


29   AIM CORE ALLOCATION PORTFOLIO SERIES                                                                                 continued

The Board noted that the sub-advisory fees have no direct effect on the Funds or their shareholders, as they are paid by invesco Aim to the Affiliated
Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.
After taking account of each Fund's
contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that each Fund's sub-advisory fees were fair and reasonable.

D. Financial Resources of the Sub-Advisor

The Board considered whether each
Affiliated Sub-Advisor is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Advisor has the financial resources necessary to fulfill these obligations.


30   AIM CORE ALLOCATION PORTFOLIO SERIES

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2008:

     FEDERAL AND STATE INCOME TAX

                                           LONG TERM       QUALIFIED
                                         CAPITAL GAINS      DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY
                                          DISTRIBUTION      INCOME*      RECEIVED DEDUCTION*      OBLIGATIONS*
--------------------------------------------------------------------------------------------------------------
Series C                                     $9,215          0.00%              0.00%                19.84%
--------------------------------------------------------------------------------------------------------------
Series M                                     $   0.          0.00%              0.00%                 3.38%
______________________________________________________________________________________________________________
==============================================================================================================




     * The above percentage is based on ordinary income dividends paid to shareholders during the Funds' fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the Funds are as follows:

                                                                        11/30/2007
----------------------------------------------------------------------------------
Series C                                                                  99.98%
----------------------------------------------------------------------------------
Series M                                                                  99.92%
__________________________________________________________________________________
==================================================================================





31        AIM CORE ALLOCATION PORTFOLIO SERIES

PROXY RESULTS

Special Meetings ("Meetings") of Shareholders of Series C and Series M, both investment portfolios of AIM Core Allocation Portfolio Series, a Delaware statutory trust ("Trust"), were held on February 29, 2008. The Meetings were held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                                       VOTES       WITHHELD/
      MATTER                                                            VOTES FOR     AGAINST     ABSTENTIONS
-------------------------------------------------------------------------------------------------------------
      Series C.....................................................      828,444         0             0
      Series M.....................................................      832,925         0             0



The Meetings were adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                    WITHHELD/
      MATTERS                                                                       VOTES FOR     ABSTENTIONS*
--------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker.............................................................     1,675,532           0
      Frank S. Bayley..........................................................     1,675,532           0
      James T. Bunch...........................................................     1,675,532           0
      Bruce L. Crockett........................................................     1,675,532           0
      Albert R. Dowden.........................................................     1,675,532           0
      Jack M. Fields...........................................................     1,675,532           0
      Martin L. Flanagan.......................................................     1,675,532           0
      Carl Frischling..........................................................     1,675,532           0
      Prema Mathai-Davis.......................................................     1,675,532           0
      Lewis F. Pennock.........................................................     1,675,532           0
      Larry Soll, Ph.D. .......................................................     1,675,532           0
      Raymond Stickel, Jr. ....................................................     1,675,532           0
      Philip A. Taylor.........................................................     1,675,532           0


                                                                                      VOTES         WITHHELD/
                                                                      VOTES FOR      AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board of
      Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class
      without a shareholder vote.................................      962,529        713,003           0



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Core Allocation Portfolio Series.

** Includes Broker Non-Votes.


32        AIM CORE ALLOCATION PORTFOLIO SERIES

TRUSTEES AND OFFICERS


The address of each trustee and officer of AIM Core Allocation Portfolio Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark-- ; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark--  (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark--  (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark--  (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      2005          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2005          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2005          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2005          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2005          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         2005          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        2005          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     2005          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       2005          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2005          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


33        AIM CORE ALLOCATION PORTFOLIO SERIES

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark-- ; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2006          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- ; Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company; and Senior Vice
                                              President and Compliance Director, Delaware Investments Family of
                                              Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2006          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services, Inc.;
                                              Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                              Family of Funds--Registered Trademark-- ; Director and Vice
                                              President, INVESCO Distributors, Inc. and Chief Executive Officer
                                              and President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sheri S. Morris -- 1964        2008          Vice President, Treasurer and Principal Financial Officer, The     N/A
 Vice President, Treasurer                    AIM Family of Funds--Registered Trademark-- ; and Assistant Vice
 and Principal Financial                      President, Invesco Aim Advisors, Inc., Invesco Aim Capital
 Officer                                      Management, Inc. and Invesco Aim Private Asset Management, Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer, The
                                              AIM Family of Funds--Registered Trademark--

--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      2005          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 Vice President                               Group; Director of Cash Management and Senior Vice President,
                                              Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark--
                                              (other than AIM Treasurer's Series Trust and Short-Term
                                              Investments Trust); and President and Principal Executive
                                              Officer, The AIM Family of Funds--Registered Trademark--  (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--  (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                              Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark-- , Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.349.0953.

Please refer to the fund's prospectus for information on the fund's sub-advisors.



OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     State Street Bank
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             and Trust Company
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              225 Franklin Street
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739     Boston, MA 02110-2801
                          Americas
                          New York, NY 10036-2714




34        AIM CORE ALLOCATION PORTFOLIO SERIES

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-21792 and 333-127335.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim is a service mark of Invesco Aim Management
Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products
and services represented by Invesco Aim; they each provide investment advisory services to individual and         [INVESCO AIM LOGO]
institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured       - SERVICE MARK -
Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management Limited and Invesco
Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   PAMCAPS-AR-1   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                              Percentage of Fees                             Percentage of Fees
                                             Billed Applicable to                           Billed Applicable to
                                              Non-Audit Services                             Non-Audit Services
                                              Provided for fiscal                            Provided for fiscal
                        Fees Billed for          year end 2008          Fees Billed for         year end 2007
                        Services Rendered    Pursuant to Waiver of   Services Rendered to   Pursuant to Waiver of
                     to the Registrant for       Pre-Approval         the Registrant for        Pre-Approval
                      fiscal year end 2008      Requirement(1)       fiscal year end 2007      Requirement(1)
                     ---------------------   ---------------------   --------------------   ---------------------
Audit Fees                  $ 80,356                  N/A                 $77,874                 N/A
Audit-Related Fees          $      0                    0%                $     0                   0%
Tax Fees(2)                 $ 15,020                    0%                $16,719                   0%
All Other Fees              $      0                    0%                $     0                   0%
                            --------                                      -------
Total Fees                  $ 95,376                    0%                $94,593                   0%

PWC billed the Registrant aggregate non-audit fees of $15,020 for the fiscal year ended 2008, and $16,719 for the fiscal year ended 2007, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end August 31, 2008 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end August 31, 2007 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO INVESCO AIM AND INVESCO AIM AFFILIATES

     PWC billed Invesco Aim Advisors, Inc. ("Invesco Aim"), the Registrant's adviser, and any entity controlling, controlled by or under common control with Invesco Aim that provides ongoing services to the Registrant ("Invesco Aim Affiliates") aggregate fees for pre-approved non-audit services rendered to Invesco Aim and Invesco Aim Affiliates for the last two fiscal years as follows:

                     Fees Billed for Non-                              Fees Billed for Non-
                        Audit Services                                    Audit Services
                      Rendered to Invesco      Percentage of Fees       Rendered to Invesco      Percentage of Fees
                        Aim and Invesco       Billed Applicable to        Aim and Invesco       Billed Applicable to
                      Aim Affiliates for       Non-Audit Services       Aim Affiliates for       Non-Audit Services
                     fiscal year end 2008   Provided for fiscal year   fiscal year end 2007   Provided for fiscal year
                      That Were Required      end 2008 Pursuant to      That Were Required      end 2007 Pursuant to
                      to be Pre-Approved         Waiver of Pre-         to be Pre-Approved         Waiver of Pre-
                      by the Registrant's           Approval            by the Registrant's           Approval
                        Audit Committee          Requirement(1)           Audit Committee          Requirement(1)
                     --------------------   ------------------------   --------------------   ------------------------
Audit-Related Fees            $ 0                      0%                       $ 0                       0%
Tax Fees                      $ 0                      0%                       $ 0                       0%
All Other Fees                $ 0                      0%                       $ 0                       0%
                              ---                                               ---
Total Fees(2)                 $ 0                      0%                       $ 0                       0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco Aim and Invesco Aim Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed Inveso Aim and Invesco Aim Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2008, and $0 for the fiscal year ended 2007, for non-audit services rendered to Invesco Aim and Invesco Aim Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco Aim and Invesco Aim Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, Invesco Aim Advisors, Inc. will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

     PwC advised the Funds' Audit Committee that PwC had identified two matters that required further consideration under the SEC's auditor independence rules.

     First, PwC was engaged to perform services to an affiliate of Invesco Ltd., including (a) consulting with respect to the acquisition by the affiliate of certain assets from a third party; and (b) providing expert testimony in connection with any arbitration proceeding or litigation arising from or relating to the transaction. SEC rules provide that an accountant is not independent if, at any point during the audit and professional engagement period, the accountant provides expert services unrelated to the audit to an audit client. Specifically, PwC would not be permitted to provide expert testimony nor perform other services in support of the client or its counsel in connection with a proceeding. Within days of being engaged to provide the services it was determined that some of the services contemplated in the engagement terms would be inconsistent with the SEC's auditor independence rules. A review of the services performed pursuant to the original agreement was conducted. It was concluded that the services performed were not inconsistent with the SEC's independence rules. Following the review, the initial engagement terms were modified to limit PwC's services to those permitted under the rules.

     Second, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies or trusts since 2001. Some of these companies held shares of INVESCO Nippon Warrants Fund (the "Investment."), an affiliate of Invesco Ltd., formerly known as AMVESCAP PLC (the "Company"). The investment, which consisted of 2,070 shares, was initially entered into during July 1, 2001 - December 31, 2005.

     PwC informed the Audit Committee that the second matter could have constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audits of the Funds. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment, as it relates to the second matter, and that PwC did not believe either of these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the

     Funds' independent auditor. Based upon PwC's review and discussion, the audit committee concurred with PwC's conclusions in relation to its independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Core Allocation Portfolio Series

By:      /s/ PHILIP A. TAYLOR
         -----------------------------------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    November 7, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ PHILIP A. TAYLOR
         -----------------------------------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    November 7, 2008


By:      /s/ SHERI MORRIS
         -----------------------------------------------------------
         Sheri Morris
         Principal Financial Officer

Date:    November 7, 2008

                                  EXHIBIT INDEX


12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.